INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 12 — INTANGIBLE ASSETS

Intangible assets refer, substantially, to the development of software with application in business management:

Balance as of January 1, 2022	509,760
Acquisition	189,382
Amortization	(265,144)
Foreign exchange effect	(18,839)
Balance as of December 31, 2022	415,159
Acquisition	127,195
Disposals	(1,336)
Amortization	(166,155)
Foreign exchange effect	(1,153)
Balance as of December 31, 2023	373,710
Acquisition	168,036
Disposals	(12,499)
Amortization	(170,254)
Foreign exchange effect	41,574
Balance as of December 31, 2024	400,567

Estimated useful lives	up to 7 years